UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: December 1, 2016 to February 28, 2017

Item 1.   Schedule of Investments.
Attached hereto.

Guggenheim Canadian Energy Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 100.1%
Canada - 100.1%
Enbridge, Inc.	57,513	$2,427,404
Cameco Corp.	134,079	1,488,136
Pembina Pipeline Corp.[1]	45,791	1,483,899
TransCanada Corp.	31,018	1,429,997
Keyera Corp.	47,648	1,407,009
Inter Pipeline Ltd.	65,562	1,378,611
Suncor Energy, Inc.	43,065	1,344,511
AltaGas Ltd.[1]	55,924	1,308,954
PrairieSky Royalty Ltd.	55,553	1,302,787
Vermilion Energy, Inc.[1]	32,723	1,247,943
Canadian Natural Resources Ltd.	42,189	1,213,318
ARC Resources Ltd.[1]	79,215	1,184,233
Veresen, Inc.[1]	112,743	1,150,882
Crescent Point Energy Corp.	103,357	1,140,130
Peyto Exploration & Development Corp.[1]	54,040	1,108,994
Whitecap Resources, Inc.[1]	132,395	1,086,590
Enbridge Income Fund Holdings, Inc.[1]	35,633	918,772
Gibson Energy, Inc.	50,948	715,107
Parkland Fuel Corp.	34,495	690,186
ShawCor Ltd.	23,231	620,920
Mullen Group Ltd.	37,261	469,825
Secure Energy Services, Inc.[1]	57,594	445,289
Enerflex Ltd.	31,699	414,771
Pason Systems, Inc.	26,388	360,420
Freehold Royalties Ltd.[1]	33,892	348,273
Ensign Energy Services, Inc.	45,118	270,480
TORC Oil & Gas Ltd.[1]	46,597	244,868

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Canada - 100.1% (continued)
Bonterra Energy Corp.	9,084	$163,923
Surge Energy, Inc.	81,154	162,375
Total Canada		27,528,607
Total Common Stocks
(Cost $30,861,687)		27,528,607

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 36.9%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$2,359,851	2,359,851
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	2,359,851	2,359,851
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	2,359,851	2,359,851
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	2,359,851	2,359,851
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	699,422	699,422
Total Securities Lending Collateral
(Cost $10,138,826)		10,138,826
Total Investments - 137.0%
(Cost $41,000,513)		$37,667,433
Other Assets & Liabilities, net - (37.0)%		(10,167,292)
Total Net Assets - 100.0%		$27,500,141

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$27,528,607	$—	$—	$27,528,607
Securities Lending Collateral	—	10,138,826	—	10,138,826
Total	$27,528,607	$10,138,826	$—	$37,667,433

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim China Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 87.6%
China Overseas Land & Investment Ltd.	618,992	$1,905,829
Sun Hung Kai Properties Ltd.	130,195	1,903,669
Hongkong Land Holdings Ltd.	278,400	1,901,472
China Resources Land Ltd.	688,513	1,880,395
Henderson Land Development Company Ltd.	316,782	1,840,510
Cheung Kong Property Holdings Ltd.	263,500	1,792,321
New World Development Company Ltd.	1,356,648	1,775,669
Link REIT	255,136	1,760,079
Country Garden Holdings Company Ltd.	1,999,559	1,432,222
Sino Land Company Ltd.	773,474	1,347,174
Hang Lung Properties Ltd.	529,934	1,338,071
Wheelock & Company Ltd.	201,149	1,307,315
Hang Lung Group Ltd.	222,415	924,049
China Vanke Company Ltd. — Class H	333,891	838,765
Swire Properties Ltd.	267,796	805,549
Hysan Development Company Ltd. — Class A	153,495	715,820
China Evergrande Group[1]	906,822	681,070
Fullshare Holdings Ltd.[1]	1,743,768	676,171
Longfor Properties Company Ltd.	315,631	505,013
Sunac China Holdings Ltd.[1]	462,122	480,431
Kerry Properties Ltd.	155,131	475,638
Shimao Property Holdings Ltd.	297,297	426,655
Fortune Real Estate Investment Trust REIT	352,536	395,570
Sino-Ocean Group Holding Ltd.	767,652	381,727
Guangzhou R&F Properties Company Ltd. — Class H1	259,108	357,830
China Jinmao Holdings Group Ltd.	1,060,713	329,318
Shenzhen Investment Ltd.	764,113	327,796
Champion REIT	548,224	314,988
Zall Group Ltd.*,1	450,000	292,176
Great Eagle Holdings Ltd.	58,799	278,753
Yuexiu Property Company Ltd.	1,589,617	258,026
Agile Group Holdings Ltd.	377,470	248,974
SOHO China Ltd.	478,219	247,659
CIFI Holdings Group Company Ltd.	682,000	228,433
KWG Property Holding Ltd.	344,347	217,367
Poly Property Group Company Ltd.*,1	496,177	208,380
Shui On Land Ltd.	880,258	197,315
Chinese Estates Holdings Ltd.	122,886	185,537
Yanlord Land Group Ltd.	169,263	176,095
China South City Holdings Ltd.	817,549	170,620
K Wah International Holdings Ltd.	291,102	162,381
Yuexiu Real Estate Investment Trust REIT	265,335	157,920
Hopson Development Holdings Ltd.[1]	171,031	155,113

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financial - 87.6% (continued)
Sunlight Real Estate Investment Trust REIT	257,044	$151,330
Greentown China Holdings Ltd.*	159,073	145,293
Joy City Property Ltd.	918,000	141,914
Logan Property Holdings Company Ltd.	318,000	137,238
Renhe Commercial Holdings Company Ltd.*,1	4,249,929	120,450
SEA Holdings Ltd.	58,000	116,412
Tian An China Investment Company Ltd.	135,427	87,756
China Overseas Grand Oceans Group Ltd.*	231,416	85,859
Glorious Property Holdings Ltd.*	735,300	84,305
Total Financial		33,076,422
Diversified - 11.0%
Wharf Holdings Ltd.	249,306	1,976,797
Swire Pacific Ltd. — Class A	128,894	1,325,064
Swire Pacific Ltd. — Class B	240,185	439,994
Goldin Properties Holdings Ltd.*,1	323,506	276,727
Carnival Group International Holdings Ltd.*	1,437,945	153,752
Total Diversified		4,172,334
Consumer, Cyclical - 0.8%
Red Star Macalline Group Corporation Ltd. — Class H2	270,878	290,334
Industrial - 0.5%
China Logistics Property Holdings Company Ltd.*	470,000	198,597
Total Common Stocks
(Cost $39,780,797)		37,737,687

Guggenheim China Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 2.9%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$ 253,898	$253,898
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	253,898	253,898
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	253,898	253,898
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	253,898	253,898
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	75,250	75,250
Total Securities Lending Collateral
(Cost $1,090,842)		1,090,842
Total Investments - 102.8%
(Cost $40,871,639)		$38,828,529
Other Assets & Liabilities, net - (2.8)%		(1,071,183)
Total Net Assets - 100.0%		$37,757,346

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 3.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $290,334 (cost $299,219), or 0.8% of total net assets.

3	Securities lending collateral — See Note 3.

REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$37,737,687	$—	$—	$37,737,687
Securities Lending Collateral	—	1,090,842	—	1,090,842
Total	$37,737,687	$1,090,842	$—	$38,828,529

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 100.0%
Financial - 20.4%
Far East Horizon Ltd.	875,955	$842,953
Credit China Fintech Holdings Ltd.*,1	5,582,390	812,643
Sunac China Holdings Ltd.[1]	716,955	745,360
Bank of Jinzhou Company Ltd. — Class H	640,188	736,478
Chongqing Rural Commercial Bank Company Ltd. — Class H	997,433	700,296
China Everbright Ltd.	334,182	662,987
Sino-Ocean Group Holding Ltd.	1,190,826	592,156
China Reinsurance Group Corp. — Class H	2,409,884	574,340
Guangzhou R&F Properties Company Ltd. — Class H1	403,144	556,744
China Jinmao Holdings Group Ltd.*	1,649,420	512,094
Shanghai Industrial Holdings Ltd.	181,821	507,111
Shenzhen Investment Ltd.	1,181,804	506,980
Zall Group Ltd.*,1	680,671	441,946
China International Capital Corporation Ltd. — Class H*,2	277,529	415,446
Harbin Bank Company Ltd. — Class H2	1,197,900	402,775
Yuexiu Property Company Ltd.	2,460,326	399,360
SOHO China Ltd.	741,787	384,155
Agile Group Holdings Ltd.	573,188	378,067
CIFI Holdings Group Company Ltd.	1,069,024	358,065
Huishang Bank Corporation Ltd. — Class H	650,234	336,742
KWG Property Holding Ltd.	532,787	336,319
Orient Securities Company Ltd. — Class H*,2	329,688	335,955
Guotai Junan International Holdings Ltd.	964,833	324,410
Poly Property Group Company Ltd.*,1	769,700	323,251
Shui On Land Ltd.	1,369,251	306,926
Yanlord Land Group Ltd.	261,677	272,239
China South City Holdings Ltd.[1]	1,272,121	265,488
Central China Securities Company Ltd. — Class H	465,900	263,487
Shengjing Bank Company Ltd. — Class H2	249,525	255,232
China Zheshang Bank Company Ltd. — Class H	466,498	245,796
Hopson Development Holdings Ltd.	262,641	238,197
Noah Holdings Ltd. ADR*,1	9,083	237,884
Greentown China Holdings Ltd.*,1	240,583	219,742
Logan Property Holdings Company Ltd.	508,524	219,461
Joy City Property Ltd.	1,413,445	218,505
China SCE Property Holdings Ltd.	582,833	211,736
Powerlong Real Estate Holdings Ltd.	556,066	186,252

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Financial - 20.4% (continued)
Renhe Commercial Holdings Company Ltd.*,1	6,449,714	$182,795
Bank of Zhengzhou Company Ltd. — Class H2	281,889	177,941
Bank of Chongqing Company Ltd. — Class H	200,887	177,273
Yuzhou Properties Company Ltd.	485,274	168,792
Bank of Tianjin Company Ltd. — Class H	251,017	167,184
Future Land Development Holdings Ltd.	604,123	155,653
Beijing Capital Land Ltd. — Class H	340,406	146,907
Shanghai Industrial Urban Development Group Ltd.	550,475	144,667
Redco Properties Group Ltd.*,2	353,213	140,604
Fanhua, Inc.*,1	15,219	139,102
Sunshine 100 China Holdings Ltd.[2]	310,434	137,972
China Aoyuan Property Group Ltd.	535,633	131,796
China Overseas Grand Oceans Group Ltd.*	351,125	130,273
LVGEM China Real Estate Investment Company Ltd.	457,214	130,171
Glorious Property Holdings Ltd.*	1,111,176	127,401
Times Property Holdings Ltd.	210,506	126,372
Greentown Service Group Company Ltd.*	353,627	117,079
Bank of Qingdao Company Ltd. — Class H2	131,801	111,554
Beijing Enterprises Medical & Health Group Ltd.*	1,786,099	108,144
Yida China Holdings Ltd.	384,726	98,134
Ronshine China Holdings Ltd.*	133,108	97,570
China Financial International Investments Ltd.*	1,836,921	93,474
China Overseas Property Holdings Ltd.[1]	513,812	92,669
China Development Bank Financial Leasing Company Ltd. — Class H*,2	378,818	92,235
Guorui Properties Ltd.	280,356	91,015
Jiayuan International Group Ltd.*	209,791	90,538
Fantasia Holdings Group Company Ltd.*	570,965	80,175
Colour Life Services Group Company Ltd.*	112,707	69,984
National Agricultural Holdings Ltd.*	328,064	63,394
Hydoo International Holding Ltd.	653,901	62,337
Mingfa Group International Company Ltd.*,†††,3	563,025	–
Total Financial		18,980,783

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Industrial - 18.1%
China National Building Material Company Ltd. — Class H	1,138,205	$829,924
Yangzijiang Shipbuilding Holdings Ltd.	972,709	643,348
China Communications Services Corp. Ltd. — Class H	949,188	634,631
Beijing Capital International Airport Company Ltd. — Class H*	564,365	604,901
AviChina Industry & Technology Company Ltd. — Class H	821,624	598,030
Lee & Man Paper Manufacturing Ltd.	648,500	588,144
China High Speed Transmission Equipment Group Co. Ltd.	466,902	569,007
Shanghai Electric Group Company Ltd. — Class H*,1	1,098,134	568,699
Haitian International Holdings Ltd.	254,339	534,730
COSCO SHIPPING Holdings Company Ltd. — Class H*	1,023,706	487,954
China Energy Engineering Corporation Ltd. — Class H	2,462,503	466,333
Metallurgical Corporation of China Ltd. — Class H	1,138,770	447,442
BBMG Corp. — Class H	928,055	433,991
China Railway Signal & Communication Corporation Ltd. — Class H2	563,834	430,006
Sinotrans Ltd. — Class H	851,562	386,154
China Resources Cement Holdings Ltd.	695,419	361,934
Guangshen Railway Company Ltd. — Class H	565,620	353,401
COSCO SHIPPING Development Company Ltd. — Class H*	1,486,661	348,566
Hollysys Automation Technologies Ltd.	19,233	335,808
Xinjiang Goldwind Science & Technology Company Ltd. — Class H1	198,385	325,085
China International Marine Containers Group Co. Ltd. — Class H	183,913	321,272
China Logistics Property Holdings Company Ltd.*	744,624	314,639
SITC International Holdings Company Ltd.	488,494	313,393
COSCO SHIPPING Energy Transportation Company Ltd. — Class H	516,749	312,215
China Lesso Group Holdings Ltd.	394,293	296,134
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H1	511,861	267,719
China Zhongwang Holdings Ltd.[1]	561,151	266,752
Tianneng Power International Ltd.	285,578	252,745

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Industrial - 18.1% (continued)
Beijing Enterprises Clean Energy Group Ltd.*	8,295,883	$238,325
CT Environmental Group Ltd.	1,104,263	230,457
China Machinery Engineering Corp. — Class H	328,414	228,463
Greatview Aseptic Packaging Company Ltd.	449,878	223,129
China Water Affairs Group Ltd.	325,442	212,980
Chaowei Power Holdings Ltd.	264,154	208,262
CSSC Offshore and Marine Engineering Group Company Ltd. — Class H	94,523	206,278
Lonking Holdings Ltd.	745,586	201,706
China National Materials Company Ltd. — Class H	423,181	145,559
SIIC Environment Holdings Ltd.*	358,205	142,150
Seaspan Corp.[1]	18,019	141,269
Dongfang Electric Corporation Ltd. — Class H	134,712	140,917
West China Cement Ltd.*	1,052,481	138,298
Dongjiang Environmental Company Ltd. — Class H	79,524	133,795
Harbin Electric Company Ltd. — Class H	265,963	130,199
Sinotrans Shipping Ltd.*	507,461	118,327
CPMC Holdings Ltd.	227,915	117,738
China Ocean Industry Group Ltd.*	4,288,810	117,132
China Aircraft Leasing Group Holdings Ltd.	93,543	116,048
Wasion Group Holdings Ltd.	199,027	107,174
Jiangnan Group Ltd.*	708,368	106,769
Tianjin Port Development Holdings Ltd.	609,099	102,792
COSCO SHIPPING International Hong Kong Company Ltd.	221,965	102,369
First Tractor Company Ltd. — Class H	158,969	101,577
China Aerospace International Holdings Ltd.	757,972	100,575
Chiho-Tiande Group Ltd.*	153,398	100,389
NVC Lighting Holding Ltd.*	814,455	99,676
China Singyes Solar Technologies Holdings Ltd.[1]	210,375	98,921
Kangda International Environmental Co. Ltd.[2]	368,068	90,091
Ozner Water International Holding Ltd.*,1,2	347,249	83,653
AVIC International Holding HK Ltd.*	1,271,631	78,633
Tianjin Capital Environmental Protection Group Company Ltd. — Class H	132,912	75,852
China Electronics Corporation Holdings Company Ltd.	329,819	67,982
Sany Heavy Equipment International Holdings Company Ltd.*	360,471	64,084

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Industrial - 18.1% (continued)
China Shanshui Cement Group Ltd.*,†††,3	2,598,948	$–
Total Industrial		16,864,526
Consumer, Non-cyclical - 17.4%
Sihuan Pharmaceutical Holdings Group Ltd.	2,146,475	732,778
Jiangsu Expressway Company Ltd. — Class H	485,644	640,647
Zhejiang Expressway Company Ltd. — Class H	566,693	637,328
BeiGene Ltd ADR*,1	15,770	614,557
Tsingtao Brewery Company Ltd. — Class H1	133,179	612,499
China Huishan Dairy Holdings Company Ltd.[1]	1,443,437	528,102
Shenzhen International Holdings Ltd.	364,252	521,805
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H1	146,952	505,460
China First Capital Group Ltd.*	1,080,165	471,728
Luye Pharma Group Ltd.	710,813	465,179
3SBio, Inc.*,1,2	381,476	464,409
Dali Foods Group Company Ltd.[2]	813,909	462,398
Shandong Weigao Group Medical Polymer Company Ltd. — Class H	751,791	452,288
China Agri-Industries Holdings Ltd.*,1	872,809	430,644
Tong Ren Tang Technologies Company Ltd. — Class H	234,408	430,015
Uni-President China Holdings Ltd.[1]	512,665	350,035
CAR, Inc.*	340,994	322,876
Virscend Education Company Ltd.*,2	440,388	286,502
China Shengmu Organic Milk Ltd.*,2	1,032,090	283,203
China Resources Phoenix Healthcare Holdings Company Ltd.*	225,814	279,560
China Modern Dairy Holdings Ltd.*	1,129,069	277,815
CP Pokphand Company Ltd.	2,577,896	259,037
Shenzhen Expressway Company Ltd. — Class H	277,345	256,177
Universal Medical Financial & Technical Advisory Services Company Ltd.[2]	284,995	253,330
Biostime International Holdings Ltd.*	72,344	239,984
Tibet Water Resources Ltd.	579,477	238,884
Vinda International Holdings Ltd.	115,249	225,674
Fu Shou Yuan International Group Ltd.	382,748	222,870
Lifetech Scientific Corp.*	872,247	222,488
SSY Group Ltd.	707,276	222,321

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Non-cyclical - 17.4% (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd. — Class H	82,431	$218,225
Qingdao Port International Company Ltd. — Class H2	338,814	208,200
Livzon Pharmaceutical Group, Inc. — Class H	31,758	192,493
Tarena International, Inc. ADR	12,452	180,180
Yuexiu Transport Infrastructure Ltd.	256,280	178,283
China Maple Leaf Educational Systems Ltd.[1]	245,104	161,983
Dalian Port PDA Company Ltd. — Class H	835,030	158,132
United Laboratories International Holdings Ltd.*	241,854	155,785
Goodbaby International Holdings Ltd.	338,917	151,067
Sichuan Expressway Company Ltd. — Class H	333,750	141,025
Microport Scientific Corp.*	183,469	137,086
Yestar Healthcare Holding Company Ltd.	261,791	129,168
Anhui Expressway Company Ltd. — Class H	159,926	128,560
China Foods Ltd.	287,697	128,237
Consun Pharmaceutical Group Ltd.	219,423	122,114
China Shineway Pharmaceutical Group Ltd.	113,189	122,048
Golden Meditech Holdings Ltd.*	732,991	117,090
Hi Sun Technology China Ltd.*	728,345	116,348
Sinovac Biotech Ltd*,1	20,090	114,513
Shandong Luoxin Pharmaceutical Group Stock Company Ltd. — Class H	69,170	113,881
YiChang HEC ChangJiang Pharmaceutical Company Ltd. — Class H2	53,352	110,382
China Yurun Food Group Ltd.*	534,959	95,794
YuanShengTai Dairy Farm Ltd.*	1,134,506	90,615
Dawnrays Pharmaceutical Holdings Ltd.	151,870	86,867
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company Ltd. — Class H	107,901	83,124
Xiamen International Port Company Ltd. — Class H	386,740	81,708
China Distance Education Holdings Ltd. ADR[1]	7,879	79,184
Poly Culture Group Corporation Ltd. — Class H	31,938	75,788
Shanghai Haohai Biological Technology Company Ltd. — Class H2	15,832	75,566
Qinhuangdao Port Company Ltd. — Class H	292,443	72,711
China Huiyuan Juice Group Ltd.*	201,871	72,297
Yashili International Holdings Ltd.	339,047	68,137

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Non-cyclical - 17.4% (continued)
Hua Han Health Industry Holdings Ltd.*,†††,3	2,279,911	$66,085
PW Medtech Group Ltd.*	261,369	62,291
China Beidahuang Industry Group Holdings Ltd. — Class A*	1,106,171	57,714
Qianhai Health Holdings Ltd.*	3,415,136	55,434
Harmonicare Medical Holdings Ltd.[2]	93,824	54,270
China Animal Healthcare Ltd.*,†††,3	863,000	–
Anxin-China Holdings Ltd.*,†††,3	2,827,938	–
Total Consumer, Non-cyclical		16,172,978
Consumer, Cyclical - 16.2%
Xinyi Glass Holdings Ltd.*	958,123	868,950
Intime Retail Group Company Ltd.	693,534	862,177
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	276,255	711,773
China Lodging Group Ltd. ADR*	12,255	710,422
Weichai Power Company Ltd. — Class H	385,360	678,139
GOME Electrical Appliances Holding Ltd.	4,530,473	630,331
Fuyao Glass Industry Group Company Ltd. — Class H2	199,732	622,679
Air China Ltd. — Class H	759,491	586,072
Skyworth Digital Holdings Ltd.	734,313	476,774
BAIC Motor Corporation Ltd. — Class H2	416,492	468,406
Red Star Macalline Group Corporation Ltd. — Class H2	421,333	451,596
China Southern Airlines Company Ltd. — Class H	682,369	443,928
Li Ning Company Ltd.*	647,994	433,251
Imperial Pacific International Holdings Ltd.*	19,659,169	362,162
Zhongsheng Group Holdings Ltd.[1]	245,628	356,301
China Eastern Airlines Corporation Ltd. — Class H1	627,844	348,602
Digital China Holdings Ltd.[1]	374,065	333,949
BEP International Holdings Ltd.	4,972,152	307,459
Golden Eagle Retail Group Ltd.	173,041	257,250
China Travel International Investment Hong Kong Ltd.[1]	862,242	255,481
China Dongxiang Group Company Ltd.	1,296,001	245,428
China Yongda Automobiles Services Holdings Ltd.	257,742	232,426
Sinotruk Hong Kong Ltd.	262,527	218,140
Pou Sheng International Holdings Ltd.	802,507	195,394
China Minsheng Financial Holding Corporation Ltd.*	2,413,523	186,554
China Jicheng Holdings Ltd.*,1,2	7,431,203	182,850
Hisense Kelon Electrical Holdings Company Ltd. — Class H	148,407	175,891

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Cyclical - 16.2% (continued)
IMAX China Holding, Inc.*,2	36,667	$175,719
Xtep International Holdings Ltd.	360,005	164,641
Xinhua Winshare Publishing and Media Company Ltd. — Class H	175,760	160,308
Baoxin Auto Group Ltd.*	344,971	158,654
C.banner International Holdings Ltd.*	413,514	152,355
China Harmony New Energy Auto Holding Ltd.	306,035	149,421
NewOcean Energy Holdings Ltd.	388,912	141,287
Shanghai Jin Jiang International Hotels Group Co. Ltd. — Class H	492,552	140,231
China ZhengTong Auto Services Holdings Ltd.	332,526	139,223
Hengdeli Holdings Ltd.*	848,096	136,570
China Lilang Ltd.	188,169	132,113
500.com Ltd. ADR*,1	9,933	128,235
Dah Chong Hong Holdings Ltd.	319,845	125,673
Bosideng International Holdings Ltd.	1,399,769	124,425
Weiqiao Textile Co. — Class H	164,357	116,453
Haichang Ocean Park Holdings Ltd.*,2	491,210	109,475
Neo Telemedia Ltd.*	2,235,107	105,097
Qingling Motors Company Ltd. — Class H	294,386	100,120
Citychamp Watch & Jewellery Group Ltd.	447,046	96,753
Ajisen China Holdings Ltd.	242,932	94,826
Best Pacific International Holdings Ltd.	119,678	92,043
Jumei International Holding Ltd. ADR*	22,645	91,939
TCL Multimedia Technology Holdings Ltd.*	193,367	91,422
361 Degrees International Ltd.	238,032	89,847
Yadea Group Holdings Ltd.*,2	400,737	87,246
China Animation Characters Company Ltd.	182,860	78,445
Welling Holding Ltd.	353,191	77,350
Cosmo Lady China Holdings Company Ltd.[2]	250,443	74,528
HNA Holding Group Company Ltd.*,1	1,481,284	74,422
Kandi Technologies Group, Inc.*,1	13,160	53,956
Total Consumer, Cyclical		15,065,162
Basic Materials - 9.6%
Kingboard Chemical Holdings Ltd.	258,977	915,809
Zijin Mining Group Company Ltd. — Class H	2,275,413	858,874
Nine Dragons Paper Holdings Ltd.	665,489	844,459
Sinopec Shanghai Petrochemical Company Ltd. — Class H	1,387,056	839,833

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Basic Materials - 9.6% (continued)
Aluminum Corporation of China Ltd. — Class H*,1	1,565,771	$780,621
China Molybdenum Co. Ltd. — Class H	1,437,089	549,846
China Hongqiao Group Ltd.	546,785	549,430
Huabao International Holdings Ltd.*,1	725,436	389,705
Kingboard Laminates Holdings Ltd.	297,248	333,150
Angang Steel Company Ltd. — Class H*	428,395	332,784
Zhaojin Mining Industry Company Ltd. — Class H1	328,639	321,761
MMG Ltd.*	811,196	319,778
Yingde Gases Group Company Ltd.††, 2	452,565	310,749
Fufeng Group Ltd.[1]	454,712	287,034
Maanshan Iron & Steel Company Ltd. — Class H*	682,404	261,095
China BlueChemical Ltd. — Class H	698,406	242,026
Xingda International Holdings Ltd.	348,592	154,931
Shandong Chenming Paper Holdings Ltd. — Class H	101,070	131,506
Munsun Capital Group Ltd.*	4,066,364	121,009
Sinofert Holdings Ltd.	692,149	110,566
China Metal Resources Utilization Ltd.*,2	269,706	104,582
North Mining Shares Company Ltd. — Class C*,1	4,441,876	96,134
Shougang Concord International Enterprises Company Ltd.*	1,707,334	60,486
Dongyue Group Ltd.*,†††,3	631,769	–
Total Basic Materials		8,916,168
Communications - 5.8%
Autohome, Inc. ADR*	21,377	710,144
YY, Inc. ADR*	13,508	598,269
ZTE Corp. — Class H	299,361	487,465
Sohu.com, Inc.*	12,057	480,230
Cogobuy Group*,2	233,984	330,971
51job, Inc. ADR*	8,863	318,625
Bitauto Holdings Ltd. ADR*,1	15,990	304,769
Fang Holdings Ltd. ADR*,1	95,209	283,723
BYD Electronic International Company Ltd.	249,185	269,651
Tuniu Corp ADR*,1	27,170	226,326
CITIC Telecom International Holdings Ltd.	573,120	179,413
21Vianet Group, Inc. ADR*,1	24,055	173,918
China All Access Holdings Ltd.[1]	519,561	158,630
Baozun Inc. ADR*,1	9,976	143,455
Huayi Tencent Entertainment Company Ltd.*	2,469,888	136,819
Yangtze Optical Fibre and Cable Joint Stock Limited Co. — Class H2	59,043	132,196
Coolpad Group Ltd.*	1,235,484	120,963

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Communications - 5.8% (continued)
Comba Telecom Systems Holdings Ltd.	553,630	$104,129
Wisdom Sports Group*	279,585	76,718
Yirendai Ltd. ADR*,1	3,059	72,805
Renren, Inc. ADR*	6,727	54,892
Total Communications		5,364,111
Technology - 4.6%
TravelSky Technology Ltd. — Class H	368,985	805,236
Kingsoft Corporation Ltd.[1]	288,744	635,334
Chinasoft International Ltd.*	860,162	422,188
Momo, Inc. ADR*	13,021	346,879
NetDragon Websoft Holdings Ltd.[1]	110,039	311,868
Kingdee International Software Group Company Ltd.*,1	746,477	288,495
AGTech Holdings Ltd.*,1	1,162,270	241,065
Leyou Technologies Holdings Ltd.*,1	926,625	201,740
Hua Hong Semiconductor Ltd.[2]	138,753	165,879
Tian Ge Interactive Holdings Ltd.*,1,2	247,962	137,039
NQ Mobile, Inc. — Class A ADR*,1	34,155	131,497
Ju Teng International Holdings Ltd.	328,175	124,295
Shunfeng International Clean Energy Ltd.*,1	1,195,359	123,194
Changyou.com Ltd. ADR*	4,454	123,020
Cheetah Mobile Inc ADR*,1	11,004	110,150
Boyaa Interactive International Ltd.*	204,770	102,353
Total Technology		4,270,232
Energy - 4.3%
Yanzhou Coal Mining Company Ltd. — Class H1	700,648	563,230
Xinyi Solar Holdings Ltd.*,1	1,581,670	556,263
China Coal Energy Company Ltd. — Class H*,1	830,340	439,642
Sinopec Engineering Group Company Ltd. — Class H	473,996	430,492
Trina Solar Ltd. ADR*,1	34,706	364,413
Shougang Fushan Resources Group Ltd.[1]	1,512,539	337,096
Beijing Jingneng Clean Energy Co. Ltd. — Class H	786,580	239,143
Sinopec Kantons Holdings Ltd.	390,004	203,984
Sinopec Oilfield Service Corp. — Class H*	830,695	171,223
JinkoSolar Holding Company Ltd. ADR*,1	8,406	141,894
CIMC Enric Holdings Ltd.	226,215	136,968
Concord New Energy Group Ltd.	2,539,022	134,107
China Tian Lun Gas Holdings Ltd.	142,247	118,196
China Suntien Green Energy Corporation Ltd. — Class H	677,881	115,273

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Energy - 4.3% (continued)
JA Solar Holdings Company Ltd. ADR*,1	15,664	$79,886
Total Energy		4,031,810
Utilities - 2.6%
Huaneng Renewables Corporation Ltd. — Class H	1,546,953	526,116
China Power International Development Ltd.	1,314,221	509,608
Datang International Power Generation Company Ltd. — Class H	1,132,566	331,200
Huadian Power International Corporation Ltd. — Class H	647,716	284,538
Huadian Fuxin Energy Corporation Ltd. — Class H	1,016,344	247,459
China Oil & Gas Group Ltd.*	1,761,023	142,924
China Power New Energy Development Company Ltd.	183,023	106,337
China Datang Corporation Renewable Power Company Ltd. — Class H*	901,662	89,441
Tianjin Development Holdings Ltd.	156,839	82,436
Yunnan Water Investment Company Ltd. — Class H	143,880	74,698
Total Utilities		2,394,757
Diversified - 1.0%
Legend Holdings Corp. — Class H2	141,285	335,263
Carnival Group International Holdings Ltd.*	2,272,038	242,938
C C Land Holdings Ltd.	501,076	152,987
CITIC Resources Holdings Ltd.*	901,825	132,443

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Diversified - 1.0% (continued)
China Chengtong Development Group Ltd.*	1,132,379	$90,445
Total Diversified		954,076
Total Common Stocks
(Cost $108,941,159)		93,014,603

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 8.4%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$1,816,457	$1,816,457
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	1,816,457	1,816,457
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	1,816,457	1,816,457
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	1,816,457	1,816,457
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	538,368	538,368
Total Securities Lending Collateral
(Cost $7,804,196)		7,804,196
Total Investments - 108.4%
(Cost $116,745,355)		$100,818,799
Other Assets & Liabilities, net - (8.4)%		(7,777,470)
Total Net Assets - 100.0%		$93,041,329

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 3.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $8,250,154 (cost $8,453,731), or 8.9% of total net assets.

3	Security was fair valued by the Valuation Committee at February 28, 2017. The total market value of fair valued securities amounts to $66,085, (cost $4,297,410) or 0.1% of total net assets.
4	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$92,637,769	$310,749	$66,085	$93,014,603
Securities Lending Collateral	—	7,804,196	—	7,804,196
Total	$92,637,769	$8,114,945	$66,085	$100,818,799

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Level 3	Valuation Technique	Unobservable Inputs	Input Values
Common Stocks	$66,085	Last trade with adjustment	57% Discount	–

Any remaining Level 3 securities held by the Fund and excluded from the table above was not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of February 28, 2017, compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfer from Level 1 to Level 2	$310,749
Transfer from Level 1 to Level 3	66,085
Transfer from Level 2 to Level 1	92,669

The transfer from Level 1 to Level 2 is due to lack of an active market. The transfer from Level 1 to Level 3 is the result of securities being halted on the principal exchange on which they trade. The transfer from Level 2 to Level 1 is the result of a security resuming trading on the principal exchange on which it trades.

Summary of Fair Value Level 3 Activity

Following  is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

Common Stocks
Guggenheim China Small Cap ETF
Beginning Balance	$186,688
Total change in unrealized gains or losses included in earnings	(186,688)
Transfers into Level 3	66,085
Ending Balance	$66,085
Net Change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2017	$(186,668)

Guggenheim Frontier Markets ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 100.2%
Kuwait - 15.6%
National Bank of Kuwait SAKP	1,011,246	$2,451,105
Kuwait Finance House KSCP	940,527	1,879,206
Mobile Telecommunications Company KSC	950,741	1,494,778
Agility Public Warehousing Company KSC	257,390	497,413
Gulf Bank KSCP	546,937	440,703
Mabanee Company SAK	156,801	431,421
Kuwait Food Company Americana SAK	48,571	416,823
Boubyan Bank KSCP	238,005	331,320
Kuwait Projects Company Holding KSCP	199,667	327,001
Burgan Bank SAK	202,635	209,073
National Industries Group Holding SAK	358,541	173,810
Warba Bank KSCP*	179,443	161,634
Alimtiaz Investment Company KSCC	269,828	155,551
Mezzan Holding Company KSCC	42,168	135,357
National Gulf Holdings*,†††,3	51,616	–
Total Kuwait		9,105,195
Pakistan - 9.3%
Habib Bank Ltd.	253,814	660,096
Lucky Cement Ltd.	74,660	619,790
MCB Bank Ltd.	272,744	591,236
Engro Corporation Ltd.	103,758	376,196
Hub Power Company Ltd.	300,403	375,182
Oil & Gas Development Company Ltd.	232,901	349,918
Pakistan State Oil Company Ltd.	72,744	305,530
Pakistan Petroleum Ltd.	177,677	295,970
Fauji Fertilizer Company Ltd.	257,858	265,952
United Bank Ltd.	83,933	195,982
DG Khan Cement Company Ltd.	79,863	179,385
Pakistan Oilfields Ltd.	38,897	176,441
Packages Ltd.	18,650	151,882
National Bank of Pakistan	190,363	136,256
Searle Company Ltd.	21,586	135,180
Kot Addu Power Company Ltd.	173,866	132,510
Mari Petroleum Company Ltd.	8,820	112,764
Fauji Cement Company Ltd.	249,500	106,218
Maple Leaf Cement Factory Ltd.	85,300	102,212
Nishat Mills Ltd.	59,600	97,006
Bank Alfalah Ltd.	240,000	89,236
Total Pakistan		5,454,942
Vietnam - 9.2%
Vingroup JSC*	637,210	1,259,640
Bank for Foreign Trade of Vietnam JSC	689,294	1,132,472
FLC Faros Construction JSC*	107,480	703,029
Hoa Phat Group JSC	344,012	604,484
Masan Group Corp.	281,785	507,520
Bank for Investment and Development of Vietnam JSC	597,930	432,083
Bao Viet Holdings	164,350	429,574
Saigon Securities, Inc.	335,750	312,682
Total Vietnam		5,381,484

	Shares	Value
COMMON STOCKS† - 100.2% (continued)
Argentina - 8.8%
YPF S.A. ADR	64,551	$1,339,433
Pampa Energia SA ADR*	23,554	1,078,066
Grupo Financiero Galicia S.A. ADR	30,719	976,864
Banco Macro S.A. ADR[1]	6,477	499,118
BBVA Banco Frances S.A. ADR[1]	16,400	269,616
Cresud S.A. ADR*	11,581	217,491
Transportadora de Gas del Sur S.A. ADR*,1	15,755	188,588
IRSA Inversiones y Representaciones S.A. ADR*	7,721	180,208
Telecom Argentina S.A. ADR[1]	6,613	139,931
Empresa Distribuidora y Comercializadora Norte S.A. ADR*,1	3,799	130,306
Grupo Supervielle S.A. ADR*	6,872	105,416
Total Argentina		5,125,037
Morocco - 8.8%
Attijariwafa Bank	30,893	1,272,648
Maroc Telecom	70,889	1,021,401
LafargeHolcim Maroc S.A.	3,335	843,852
Banque Centrale Populaire	26,801	744,919
BMCE Bank	20,432	405,437
Cosumar	8,548	301,226
Douja Promotion Groupe Addoha S.A.	56,603	272,509
Societe d'Exploitation des Ports*	13,928	177,039
Taqa Morocco	1,570	124,678
Total Morocco		5,163,709
Nigeria - 7.8%
Guaranty Trust Bank plc	30,630,861	2,402,612
Nigerian Breweries plc	3,796,068	1,557,484
Nestle Nigeria plc	329,985	597,305
Total Nigeria		4,557,401
Romania - 6.9%
Banca Transilvania S.A.	3,263,363	2,067,722
OMV Petrom S.A.*	16,506,337	1,158,204
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	120,338	799,194
Total Romania		4,025,120
United States - 6.1%
MercadoLibre, Inc.	16,862	3,555,690
Panama - 5.9%
Copa Holdings S.A. — Class A1	32,296	3,439,200
Oman - 5.9%
Bank Muscat SAOG	1,273,022	1,580,121
Oman Telecommunications Company SAOG	343,440	1,217,335
Ominvest	463,174	639,856
Total Oman		3,437,312
Kenya - 4.8%
Safaricom Ltd.	10,423,939	1,798,977
East African Breweries Ltd.	469,681	1,027,499
Total Kenya		2,826,476
United Kingdom - 4.3%
KAZ Minerals plc*,1	274,443	1,799,794
Nostrum Oil & Gas plc*	111,644	695,344
Total United Kingdom		2,495,138

Guggenheim Frontier Markets ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 100.2% (continued)
Kazakhstan - 3.2%
KazMunaiGas Exploration Production JSC GDR*	178,860	$1,851,201
Cyprus - 2.4%
Aroundtown Property Holdings plc[1]	309,839	1,422,296
Luxembourg - 0.7%
Adecoagro S.A.*	33,392	391,355
British Virgin Islands - 0.5%
Arcos Dorados Holdings, Inc. — Class A*	46,879	290,650
Total Common Stocks
(Cost $56,013,290)		58,522,206

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 6.5%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$883,706	$883,706
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	883,706	883,706
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	883,706	883,706
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	883,706	883,706
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	261,916	261,916
Total Securities Lending Collateral
(Cost $3,796,740)		3,796,740
Total Investments - 106.7%
(Cost $59,810,030)		$62,318,946
Other Assets & Liabilities, net - (6.7)%		(3,899,606)
Total Net Assets - 100.0%		$58,419,340

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.
3	Security was fair valued by the Valuation Committee at February 28, 2017. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets
Common Stocks	$58,522,206	$—	$—	*	$58,522,206
Securities Lending Collateral	—	3,796,740	—		3,796,740
Total	$58,522,206	$3,796,740	$—	*	$62,318,946

*Includes a security with a market value of $0.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

Guggenheim Frontier Markets ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

As of February 28, 2017, the Fund had a security with a total value of $416,823 transfer from Level 2 to Level 1 due to the result of the security resuming trading on the principal exchange on which it trades.
Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2017:

Level 3 – Fair value measurement using significant unobservable inputs
Beginning Balance	$-*
Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance	$-*
Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2017	$ -
* Includes a security with a market value of $0.

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 87.7%
Japan - 12.5%
NSK Ltd.	11,700	$167,524
Wacoal Holdings Corp.	12,000	151,334
Tokio Marine Holdings, Inc.	3,100	136,291
Amada Holdings Company Ltd.	11,700	132,806
Denso Corp.	2,400	107,081
Casio Computer Company Ltd.	7,800	105,757
Mizuho Financial Group, Inc.	53,800	100,834
Asahi Kasei Corp.	10,000	97,824
Nippon Telegraph & Telephone Corp.	2,100	89,173
Kyocera Corp.	1,600	88,348
Bridgestone Corp.	2,200	88,110
Fujitsu Ltd.	14,000	81,671
ANA Holdings, Inc.	26,000	78,034
Sekisui House Ltd.	3,900	62,586
Seven & i Holdings Company Ltd.	1,500	58,989
FUJIFILM Holdings Corp.	1,500	58,212
Asahi Glass Company Ltd.	7,000	57,434
Kirin Holdings Company Ltd.	3,000	51,857
Nidec Corp.	400	37,503
Ajinomoto Company, Inc.	1,800	36,584
Total Japan		1,787,952
United Kingdom - 8.4%
Carnival plc	3,134	171,559
InterContinental Hotels Group plc	2,706	127,824
ITV plc	41,835	105,420
Royal Dutch Shell plc — Class B	3,558	96,233
Man Group plc	52,821	96,229
BHP Billiton plc	5,662	91,419
BP plc	15,935	89,937
Royal Dutch Shell plc — Class A	3,333	86,249
Prudential plc	4,039	80,795
HSBC Holdings plc	9,293	74,763
Centrica plc	23,715	66,960
TalkTalk Telecom Group plc	29,845	65,291
Reed Elsevier plc	2,332	43,674
Total United Kingdom		1,196,353
United States - 7.7%
Anadarko Petroleum Corp.	2,753	177,982
EOG Resources, Inc.	1,663	161,294
Murphy Oil Corp.	5,602	158,481
Apache Corp.	3,011	158,348
Noble Energy, Inc.	4,341	158,056
Devon Energy Corp.	3,453	149,722
Cabot Oil & Gas Corp. — Class A	6,077	133,086
Total United States		1,096,969
France – 5.9%
Cie Generale des Etablissements Michelin — Class B	1,079	121,591
Carrefour S.A.	4,424	105,960
Vivendi S.A.	5,315	94,063
Publicis Groupe S.A.	1,271	85,936
Valeo S.A.	1,330	81,983
Sodexo S.A.	716	78,783
L'Oreal S.A.	375	69,952
Engie S.A.	4,710	57,756

	Shares	Value
COMMON STOCKS† - 87.7% (continued)
France – 5.9% (continued)
Electricite de France S.A.[1]	5,604	$55,082
Capgemini S.A.	628	53,845
Ingenico Group S.A.	452	40,671
Total France		845,622
China - 5.8%
Huaneng Power International, Inc. ADR[1]	15,089	413,589
China Petroleum & Chemical Corp. ADR	2,408	186,789
China Life Insurance Company Ltd. ADR[1]	6,629	100,827
China Telecom Corporation Ltd. ADR[1]	1,566	73,852
TravelSky Technology Ltd. — Class H	24,000	52,375
Total China		827,432
Netherlands - 5.0%
Randstad Holding N.V.	3,612	210,751
Koninklijke KPN N.V.	50,116	141,920
ASM International N.V.	2,342	119,404
Koninklijke Ahold Delhaize N.V.	4,519	96,326
Wolters Kluwer N.V.	2,064	84,800
ASML Holding N.V.	442	53,754
Total Netherlands		706,955
Hong Kong - 4.5%
Television Broadcasts Ltd.	33,100	144,768
Henderson Land Development Company Ltd.	23,000	133,630
CITIC Ltd.	68,000	97,588
Hong Kong & China Gas Company Ltd.	49,700	95,655
Beijing Enterprises Holdings Ltd.	17,000	88,916
China Resources Power Holdings Company Ltd.	46,000	83,319
Total Hong Kong		643,876
Switzerland - 4.0%
ABB Ltd.*	7,727	175,195
LafargeHolcim Ltd.*	2,415	137,817
Zurich Insurance Group AG*	336	93,038
Credit Suisse Group AG*	5,826	88,136
Panalpina Welttransport Holding AG	613	77,432
Total Switzerland		571,618
Australia - 3.3%
Alumina Ltd.[1]	79,682	113,031
National Australia Bank Ltd.	4,208	103,498
Australia & New Zealand Banking Group Ltd.	3,888	92,369
Westpac Banking Corp.	3,414	88,458
Brambles Ltd.	9,956	71,265
Total Australia		468,621
Cayman Islands - 3.0%
China State Construction International Holdings Ltd.	120,000	196,330
Xinyuan Real Estate Co. Ltd. ADR[1]	19,113	94,418
NetEase, Inc. ADR	200	61,012

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 87.7% (continued)
Cayman Islands - 3.0% (continued)
Geely Automobile Holdings Ltd.	35,000	$47,614
Silicon Motion Technology Corp. ADR	814	33,040
Total Cayman Islands		432,414
Germany - 2.5%
Bayer AG	900	99,269
MTU Aero Engines AG	635	80,835
Continental AG	347	70,610
HeidelbergCement AG	578	54,177
Henkel AG & Company KGaA	480	51,897
Total Germany		356,788
Sweden - 2.4%
Atlas Copco AB — Class A	3,208	105,292
Nordea Bank AB	8,318	97,715
Svenska Handelsbanken AB — Class A	6,188	86,297
Assa Abloy AB — Class B	2,670	52,059
Total Sweden		341,363
Jersey – 2.0%
WPP plc	6,258	147,728
Petrofac Ltd.	6,354	70,490
Randgold Resources Ltd. ADR[1]	474	43,471
Shire plc	323	19,510
Total Jersey		281,199
Spain - 1.9%
Telefonica S.A.	9,733	99,793
Grifols S.A.	3,867	84,832
Industria de Diseno Textil S.A.	1,787	57,574
Gamesa Corporation Tecnologica S.A.	1,215	26,983
Total Spain		269,182
Bermuda - 1.8%
Varitronix International Ltd.	322,000	151,823
Li & Fung Ltd.	138,000	61,512
Haier Electronics Group Company Ltd.	23,000	42,311
Total Bermuda		255,646
India - 1.6%
Vedanta Ltd. ADR	7,340	112,816
Infosys Ltd. ADR	4,793	72,567
Dr Reddy's Laboratories Ltd. ADR	518	22,253
HDFC Bank Ltd. ADR	302	21,650
Total India		229,286
Canada - 1.6%
Canadian Natural Resources Ltd.	4,820	138,382
Crescent Point Energy Corp	8,033	88,443
Total Canada		226,825
Chile - 1.6%
Banco Santander Chile ADR	6,862	150,827
Cia Cervecerias Unidas S.A. ADR	2,174	51,589
Cencosud S.A. ADR[1]	2,522	22,370
Total Chile		224,786
Brazil - 1.6%
Banco Santander Brasil S.A. ADR[1]	11,004	120,604
TIM Participacoes S.A. ADR	5,628	87,290

	Shares	Value
COMMON STOCKS† - 87.7% (continued)
Brazil - 1.6% (continued)
Embraer S.A. ADR	725	$16,740
Total Brazil		224,634
Belgium - 1.3%
Euronav N.V.	22,933	188,321
Republic of Korea - 1.3%
Shinhan Financial Group Company Ltd. ADR*,1	2,201	90,219
KB Financial Group, Inc. ADR*	2,159	88,346
Total Republic of Korea		178,565
Philippines - 1.2%
PLDT, Inc. ADR	5,983	167,703
Peru - 1.1%
Cementos Pacasmayo S.A.A. ADR[1]	16,577	153,337
South Africa - 1.1%
DRDGOLD Ltd. ADR[1]	27,705	144,897
Gold Fields Ltd. ADR	1,624	5,018
Total South Africa		149,915
Austria - 0.8%
Flughafen Wien AG1	2,554	72,040
Telekom Austria AG*	7,583	48,910
Total Austria		120,950
Mexico - 0.8%
America Movil SAB de CV — Class L ADR	7,938	100,893
Grupo Televisa SAB ADR	420	10,714
Total Mexico		111,607
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,377	106,274
Portugal - 0.7%
Galp Energia SGPS S.A. — Class B	6,492	95,819
Singapore - 0.6%
Keppel Corporation Ltd.	18,200	88,622
Israel - 0.6%
Bank Hapoalim BM	13,570	83,687
Denmark - 0.2%
Novozymes A/S — Class B	874	33,723
Argentina - 0.2%
YPF S.A. ADR	1,319	27,369
Total Common Stocks
(Cost $12,333,933)		12,493,413

PREFERRED STOCKS† - 2.4%
Brazil - 1.8%
Braskem S.A. ADR	12,455	256,698
Chile - 0.6%
Embotelladora Andina S.A. ADR	4,080	82,416
Total Preferred Stocks
(Cost $272,061)		339,114

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
ROYALTY TRUST† - 0.3%
United States - 0.3%
BP Prudhoe Bay Royalty Trust[1]	2,442	$48,107
Total Royalty Trust
(Cost $69,096)		48,107

CLOSED-END FUNDS† - 9.6%
Barings Global Short Duration High Yield Fund	5,766	115,838
Western Asset High Income Fund II, Inc.[1]	15,239	112,463
Western Asset Global High Income Fund, Inc.[1]	10,570	107,813
Nuveen Global High Income Fund	6,083	101,343
DoubleLine Income Solutions Fund[1]	4,797	97,571
Wells Fargo Global Dividend Opportunity Fund[1]	15,618	88,710
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	11,289	87,264
Alpine Global Premier Properties Fund	15,225	86,174
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	5,531	85,565
Alpine Total Dynamic Dividend Fund	10,238	84,361
First Trust Intermediate Duration Preferred & Income Fund[1]	3,530	83,732
Prudential Global Short Duration High Yield Fund, Inc.[1]	5,387	81,721
Diversified Real Asset Income Fund[1]	4,694	79,986
Eaton Vance Tax-Advantaged Global Dividend Income Fund[1]	5,127	79,315
Invesco Dynamic Credit Opportunities Fund[1]	6,319	78,356
Total Closed-End Funds
(Cost $1,333,042)		1,370,212

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 8.6%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$285,780	$285,780
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	285,780	285,780
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	285,780	285,780
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	285,780	285,780
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	84,703	84,703
Total Securities Lending Collateral
(Cost $1,227,823)		1,227,823
Total Investments - 108.6%
(Cost $15,235,955)		$15,478,669
Other Assets & Liabilities, net - (8.6)%		(1,231,013)
Total Net Assets - 100.0%		$14,247,656
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.
AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Limited Liability Stock Company or Stock Company
KGaA	Limited partnership on shares
N.V.	Publicly Traded Company
plc	Public Limited Company
S.A.	Corporation
SAB de CV	Publicly Traded Company

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Closed-End Funds	$1,370,212	$—	$—	$1,370,212
Common Stocks	12,493,413	—	—	12,493,413
Preferred Stocks	339,114	—	—	339,114
Royalty Trust	48,107	—	—	48,107
Securities Lending Collateral	—	1,227,823	—	1,227,823
Total	$14,250,846	$1,227,823	$—	$15,478,669

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim MSCI Global Timber ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 98.9%
United States - 46.5%
International Paper Co.	180,335	$9,503,654
WestRock Co.	176,278	9,469,653
Weyerhaeuser Co. REIT	277,868	9,369,709
Sealed Air Corp.	185,212	8,608,654
Packaging Corporation of America	90,329	8,349,109
Avery Dennison Corp.	85,311	6,885,451
Sonoco Products Co.	95,720	5,103,790
Bemis Company, Inc.	89,836	4,453,171
Graphic Packaging Holding Co.	304,443	4,064,314
Rayonier, Inc. REIT	117,796	3,373,677
Louisiana-Pacific Corp.*	136,344	3,214,992
Domtar Corp.	59,997	2,285,286
KapStone Paper and Packaging Corp.	88,000	1,988,800
Potlatch Corp. REIT	38,842	1,718,759
Schweitzer-Mauduit International, Inc.	29,272	1,201,030
Neenah Paper, Inc.	16,056	1,176,102
Boise Cascade Co.*	36,765	996,332
PH Glatfelter Co.	41,874	925,415
Clearwater Paper Corp.*	16,032	891,379
Deltic Timber Corp.	10,514	781,400
Mercer International, Inc.	43,546	524,729
CatchMark Timber Trust, Inc. — Class A REIT	37,337	403,240
Resolute Forest Products, Inc.*	60,248	274,128
Total United States		85,562,774
Finland - 10.6%
UPM-Kymmene Oyj	389,846	9,291,636
Stora Enso Oyj — Class R	528,122	5,690,389
Huhtamaki Oyj	87,809	3,177,064
Metsa Board Oyj[1]	183,840	1,235,578
Total Finland		19,394,667
South Africa - 7.9%
Mondi plc	352,055	8,231,848
Sappi Ltd.	519,057	3,246,487
Mondi Ltd.	113,421	2,605,995
Mpact Ltd.	162,673	376,834
Total South Africa		14,461,164
Australia - 6.6%
Amcor Ltd.	843,815	9,115,177
Orora Ltd.	1,156,788	2,641,507
TFS Corporation Ltd.[1]	317,199	356,062
Total Australia		12,112,746
Japan – 5.0%
Oji Holdings Corp.	778,472	3,743,289
Nippon Paper Industries Company Ltd.[1]	94,766	1,730,410
Rengo Company Ltd.	169,472	987,583
Hokuetsu Kishu Paper Co. Ltd.[1]	120,553	831,809
Daio Paper Corp.[1]	64,448	801,820
Tokushu Tokai Paper Company Ltd.	8,700	337,083
Pack Corp.	11,412	313,643
Daiken Corp.	13,300	255,099
Mitsubishi Paper Mills Ltd.*	26,700	185,422
Total Japan		9,186,158

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Canada - 4.7%
West Fraser Timber Company Ltd.	62,149	$2,586,941
Stella-Jones, Inc.	43,177	1,338,229
Norbord, Inc.[1]	41,200	1,202,606
Canfor Corp.*	76,387	989,118
Interfor Corp.*	67,276	903,651
Cascades, Inc.	63,404	634,303
Western Forest Products, Inc.	380,328	600,163
Canfor Pulp Products, Inc.	32,258	266,939
Total Canada		8,521,950
Ireland - 3.3%
Smurfit Kappa Group plc	226,573	6,044,191
Brazil - 3.0%
Klabin S.A.	537,491	2,677,953
Fibria Celulose S.A. ADR[1]	238,963	2,043,134
Duratex S.A.	301,628	818,303
Total Brazil		5,539,390
United Kingdom - 2.7%
DS Smith plc	907,782	5,034,824
Sweden - 2.5%
BillerudKorsnas AB	169,668	2,699,617
Holmen AB — Class B	47,650	1,849,653
Total Sweden		4,549,270
Chile - 1.4%
Empresas CMPC S.A.	1,198,312	2,665,581
Bermuda - 1.4%
Nine Dragons Paper Holdings Ltd.	1,567,000	1,988,412
Multi Packaging Solutions International Ltd.*	29,789	530,840
Total Bermuda		2,519,252
Cayman Islands - 1.2%
Lee & Man Paper Manufacturing Ltd.	1,529,000	1,386,696
Greatview Aseptic Packaging Company Ltd.	1,031,000	511,353
AMVIG Holdings Ltd.	490,000	174,223
China Wood Optimization Holding Ltd.*,	278,773	85,114
Sheen Tai Holdings Grp Company Ltd.	842,000	82,438
Total Cayman Islands		2,239,824
Portugal - 0.9%
Navigator Company S.A.	206,978	784,507
Semapa-Sociedade de Investimento e Gestao	23,446	345,055
Altri SGPS S.A.	69,037	315,736
Corticeira Amorim SGPS S.A.	25,576	262,965
Total Portugal		1,708,263
Spain - 0.5%
Ence Energia y Celulosa S.A.	132,361	357,946
Miquel y Costas & Miquel S.A.	11,877	327,250
Papeles y Cartones de Europa S.A.	42,131	278,907
Total Spain		964,103

Guggenheim MSCI Global Timber ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
China - 0.5%
Shandong Chenming Paper Holdings Ltd. — Class H	689,807	$897,532
Malaysia - 0.1%
Ta Ann Holdings BHD	171,275	149,673
Jaya Tiasa Holdings BHD	327,800	90,809
Total Malaysia		240,482
France - 0.1%
Oeneo S.A.	23,680	216,396
Total Common Stocks
(Cost $153,014,254)		181,858,567
PREFERRED STOCKS† - 0.9%
Brazil - 0.9%
Suzano Papel E Celulose S.A.	391,203	1,691,315
Total Preferred Stocks
(Cost $1,128,144)		1,691,315

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 1.0%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
due 03/01/17	$431,745	$431,745
BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
due 03/01/17	431,745	431,745
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
due 03/01/17	431,745	431,745
RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
due 03/01/17	431,745	431,745
J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
due 03/01/17	127,963	127,963
Total Securities Lending Collateral
(Cost $1,854,943)		1,854,943
Total Investments - 100.8%
(Cost $155,997,341)		$185,404,825
Other Assets & Liabilities, net - (0.8)%		(1,451,650)
Total Net Assets - 100.0%		$183,953,175

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$181,858,567	$—	$—	$181,858,567
Preferred Stocks	1,691,315	—	—	1,691,315
Securities Lending Collateral	—	1,854,943	—	1,854,943
Total	$183,549,882	$1,854,943	$—	$185,404,825

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

Guggenheim Shipping ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2017

	Shares	Value
COMMON STOCKS† - 79.5%
Bermuda - 21.0%
COSCO SHIPPING Ports Ltd.	4,414,161	$4,918,871
Ship Finance International Ltd.[1]	208,324	3,072,779
Nordic American Tankers Ltd.[1]	348,319	2,765,653
GasLog Ltd.[1]	173,034	2,673,375
BW LPG Ltd.[1,2]	524,256	2,568,791
Avance Gas Holding Ltd.[1,2]	681,101	2,347,121
Tsakos Energy Navigation Ltd.	450,940	2,087,852
Total Bermuda		20,434,442
Denmark - 20.4%
AP Moller - Maersk A/S — Class B	12,108	19,802,075
Japan - 14.7%
Nippon Yusen K.K.	3,665,266	8,124,288
Kawasaki Kisen Kaisha Ltd.[1]	2,284,412	6,186,503
Total Japan		14,310,791
Marshall Islands - 11.9%
DHT Holdings, Inc.[1]	607,860	2,814,392
Teekay Corp.[1]	279,229	2,742,029
Costamare, Inc.	350,643	2,142,429
Seaspan Corp.[1]	248,434	1,947,723
Teekay Tankers Ltd. — Class A	818,586	1,915,491
Total Marshall Islands		11,562,064
United States - 4.0%
Matson, Inc.	114,808	3,895,435
Singapore - 3.9%
Sembcorp Marine Ltd.[1]	2,961,821	3,769,648
Belgium - 3.6%
Euronav N.V.[1]	426,798	3,457,064
Total Common Stocks
(Cost $78,539,638)		77,231,519
MASTER LIMITED PARTNERSHIPS† - 20.3%
Marshall Islands - 20.3%
Golar LNG Partners, LP1	166,975	3,763,617

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 20.3% (continued)
Marshall Islands - 20.3% (continued)
Teekay LNG Partners, LP1	194,647	$3,639,899
GasLog Partners, LP1	133,684	3,181,679
KNOT Offshore Partners, LP1	111,325	2,454,716
Dynagas LNG Partners, LP1	140,864	2,300,309
Capital Product Partners, LP	694,155	2,297,653
Teekay Offshore Partners, LP1	402,594	2,057,255
Total Master Limited Partnerships
(Cost $18,387,287)		19,695,128

	Face
	Amount
SECURITIES LENDING COLLATERAL††,3 - 24.1%
Joint Repurchase Agreements
Citigroup Global Markets, Inc.	$5,457,859	5,457,859
issued 02/28/17 at 0.54%
due 03/01/17
BNP Paribas Securities Corp.	5,457,859	5,457,859
issued 02/28/17 at 0.53%
due 03/01/17
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,457,859	5,457,859
issued 02/28/17 at 0.52%
due 03/01/17
RBC Dominion Securities, Inc.	5,457,859	5,457,859
issued 02/28/17 at 0.51%
due 03/01/17
J.P. Morgan Securities LLC	1,617,639	1,617,639
issued 02/28/17 at 0.52%
due 03/01/17
Total Securities Lending Collateral
(Cost $23,449,075)		23,449,075
Total Investments - 123.9%
(Cost $120,376,000)		$120,375,722
Other Assets & Liabilities, net - (23.9)%		(23,239,917)
Total Net Assets - 100.0%		$97,135,805

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2017 — See Note 3.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $4,915,912 (cost $3,282,898), or 5.1% of total net assets.

3	Securities lending collateral — See Note 3.

A/S	Limited Liability Stock Company or Stock Company
KK	Joint Stock Company

The following table summarizes the inputs used to value the Fund's investments at February 28, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$77,231,519	—	$—	$77,231,519
Master Limited Partnership	19,695,128	—	—	19,695,128
Securities Lending Collateral	—	23,449,075	—	23,449,075
Total	$96,926,647	23,449,075	$—	$120,375,722

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Claymore Exchange-Traded Fund Trust 2 (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on June 8, 2006. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”), each a non-diversified investment company. At February 28, 2017, the Trust consisted of seven funds.

This report covers the Guggenheim Canadian Energy Income ETF, Guggenheim China Real Estate ETF, Guggenheim China Small Cap ETF, Guggenheim Frontier Markets ETF, Guggenheim International Multi-Asset Income ETF, Guggenheim MSCI Global Timber ETF, and Guggenheim Shipping ETF (the “Funds”).

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their net asset value per share (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sale price.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Investment Adviser under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3. Portfolio Securities Loaned

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds are disclosed on the Statements of Operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At February 28, 2017, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim Canadian Energy Income ETF	$9,472,934	$10,138,826	$ —	$10,138,826
Guggenheim China Real Estate ETF	2,480,466	1,090,842	1,618,349	2,709,191
Guggenheim China Small Cap ETF	12,669,792	7,804,196	6,397,948	14,202,144
Guggenheim Frontier Markets ETF	3,659,830	3,796,740	—	3,796,740
Guggenheim International Multi-Asset Income ETF	1,263,210	1,227,823	72,642	1,300,465
Guggenheim MSCI Global Timber ETF	5,738,744	1,854,943	4,391,327	6,246,270
Guggenheim Shipping ETF	27,828,600	23,449,075	5,395,088	28,844,163

The following represents a breakdown of the collateral for the joint repurchase agreements  at February 28, 2017:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Citigroup Global Markets, Inc.
issued 02/28/17 at 0.54%
Due 03/01/17	$ 11,489,296	$ 11,489,296	Various U.S. Government obligations and U.S. Government agency securities	$ 88,201,079	$ 11,719,081

BNP Paribas Securities Corp.
issued 02/28/17 at 0.53%
Due 03/01/17	11,489,296	11,489,296	Various U.S. Government obligations and U.S. Government agency securities	29,163,197	11,719,082

Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 02/28/17 at 0.52%
Due 03/01/17	11,489,296	11,489,296	Various U.S. Government obligations and U.S. Government agency securities	11,353,240	11,719,082

RBC Dominion Securities, Inc.
issued 02/28/17 at 0.51%
Due 03/01/17	11,489,296	11,489,296	Various U.S. Government obligations and U.S. Government agency securities	25,579,196	11,719,083

J.P. Morgan Securities LLC
issued 02/28/17 at 0.52%
Due 03/01/17	3,405,261	3,405,261	Various U.S. Government obligations and U.S. Government agency securities	3,113,638	3,473,382

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

4. Federal Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At February 28, 2017, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim Canadian Energy Income ETF	$41,912,249	$1,118,948	$(5,363,764)	$(4,244,816)
Guggenheim China Real Estate ETF	41,179,552	1,293,609	(3,644,632)	(2,351,023)
Guggenheim China Small Cap ETF	117,926,233	11,187,431	(28,294,865)	(17,107,434)
Guggenheim Frontier Markets ETF	61,026,667	5,632,097	(4,339,818)	1,292,279
Guggenheim International Multi-Asset Income ETF	15,241,830	1,193,272	(956,433)	236,839
Guggenheim MSCI Global Timber ETF	158,573,174	29,781,392	(2,949,741)	26,831,651
Guggenheim Shipping ETF	130,382,316	4,354,432	(14,361,026)	(10,006,594)

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date: May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date: May 1, 2017

By: /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: May 1, 2017